Note 7 Impaired secured loans risks (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	€ 455,016	€ 413,585	€ 389,073
Impaired loans and advances at amortized cost	14,213	14,446	13,493
Central banks [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	8,261	7,176	4,420
Impaired loans and advances at amortized cost	0	0	0
Accumulated impairment	(6)	(25)	(19)
General government [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	22,133	23,294	20,922
Impaired loans and advances at amortized cost	26	25	38
Accumulated impairment	(23)	(29)	(30)
credit institutions [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	22,668	17,498	16,066
Impaired loans and advances at amortized cost	2	2	0
Accumulated impairment	(13)	(21)	(35)
Other financial institutions [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	17,524	13,271	12,802
Impaired loans and advances at amortized cost	12	12	17
Accumulated impairment	(26)	(20)	(37)
Non financial corporations [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	197,521	175,337	170,929
Impaired loans and advances at amortized cost	5,014	5,520	6,340
Accumulated impairment	(4,134)	(4,274)	(5,495)
Households [Member]
Impaired secured loans risks [Line Items]
Loans and advances at amortised cost, gross carrying amount	186,910	177,009	163,936
Impaired loans and advances at amortized cost	9,158	8,886	7,098
Accumulated impairment	€ (7,427)	€ (6,946)	€ (5,675)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).